Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.595	$ 0.54	$ 1.19	$ 1.08
Dividends declared	$ 269	$ 243	$ 536	$ 487
Dividends reinvested	(9)	(8)	(17)	(15)
Dividends paid	$ 260	$ 235	$ 519	$ 472